Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Cohen & Steers Institutional Realty Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Fund
Without Sales Load [Member] | Cohen & Steers Institutional Realty Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	8.47%	7.72%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.64%
Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Index1
Average Annual Return, Percent	9.20%	6.66%	6.18%